Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	2024	2023
Non-current
Trade payables	384	514
Other payables	383	494
	767	1,008
Current
Trade payables	173,157	140,949
Advances from customers	22,609	16,351
Taxes payable	9,499	9,482
Dividends to be paid	703	1,024
Payable from acquisition of subsidiary (Note 21)	—	13,404
Other payables	939	9,520
	206,907	190,730
Total trade and other payables	207,674	191,738